Cash, Cash Equivalents, and Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash, cash equivalents, and restricted cash consisted of the following:

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$35,389	$28,565
Restricted cash	37,224	130

	$72,613	$28,695

Cash, cash equivalents, and restricted cash consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$28,565	$4,818
Restricted cash	130	116

	$28,695	$4,934

Schedule of Restricted Cash	Cash, cash equivalents, and restricted cash consisted of the following:

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$35,389	$28,565
Restricted cash	37,224	130

	$72,613	$28,695

Cash, cash equivalents, and restricted cash consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$28,565	$4,818
Restricted cash	130	116

	$28,695	$4,934